Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 1,120	$ 7,324,198	$ (16,367,989)	$ (9,042,671)
Balance, shares at Dec. 31, 2021		1,119,263
Shares issued for warrant exercise		$ 130,000
Shares issued for warrant exercise, shares		114,035
Net loss				(1,486,848)	(1,486,848)
Shares issued for services		$ 25	50,975		51,000
Shares issued for services, shares		25,000
Shares issued for note modification	$ 5		49,995		50,000
Shares issued for note modification, shares	50,000
Shares issued for note conversion		$ 9,560	8,977,467		8,987,027
Shares issued for note conversion, shares		9,560,224
Shares issued for warrant exercise		$ 114	129,886		130,000
Fair value of warrants			11,080		11,080
Balance at Dec. 31, 2022	$ 5	$ 10,819	16,543,601	(17,854,837)	(1,300,412)
Balance, shares at Dec. 31, 2022	50,000	10,818,522
Shares issued for warrant exercise		$ 166	188,834		189,000
Shares issued for warrant exercise, shares		165,789
Shares issued for cashless warrant exercise		$ 9	(9)
Shares issued for cashless warrant exercise, shares		8,987
Net loss				(388,646)	(388,646)
Balance at Mar. 31, 2023	$ 5	$ 10,994	16,732,426	(18,243,483)	(1,500,058)
Balance, shares at Mar. 31, 2023	50,000	10,993,298
Balance at Dec. 31, 2022	$ 5	$ 10,819	16,543,601	(17,854,837)	(1,300,412)
Balance, shares at Dec. 31, 2022	50,000	10,818,522
Shares issued for warrant exercise		$ 224,000
Shares issued for warrant exercise, shares		196,491
Shares issued for cashless warrant exercise		$ 56	(56)
Shares issued for cashless warrant exercise, shares		55,998
Net loss				(2,384,802)	(2,384,802)
Shares issued for services		$ 171	202,831		203,002
Shares issued for services, shares		170,509
Shares issued for note modification		$ 55	168,801		168,856
Shares issued for note modification, shares		55,451
Shares issued for warrant exercise		$ 196	223,804		224,000
Conversion of preferred stock to common stock	$ (5)	$ 33	(28)
Conversion of preferred stock to common stock, shares	(50,000)	(33,333)
Conversion of preferred stock to common stock, shares	50,000	33,333
Shares issued with notes		$ 43	72,420		72,463
Shares issued with notes, shares		43,489
Balance at Dec. 31, 2023		$ 11,373	17,211,373	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		11,373,793
Net loss				(863,883)	(863,883)
Shares issued for services		$ 2	1,564		1,566
Shares issued for services, shares		1,666
Shares issued for note modification		$ 237	5,145		5,382
Shares issued for note modification, shares		237,250
Balance at Mar. 31, 2024		$ 11,612	$ 17,218,082	$ (21,103,522)	$ (3,873,828)
Balance, shares at Mar. 31, 2024		11,612,709